Information on Long-Lived Assets and Net Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation	$ 68,192	$ 74,448
United States
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation	53,889	58,474
Net assets	534,680	547,965
All Foreign Countries
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation	14,303	15,974
Net assets	$ 533,552	$ 558,237